ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Insuagro fair value of consideration (Details) - Insumos Agroquimicos S.A.	Apr. 09, 2021 USD ($)
Fair value of the consideration of payment
Cash	$ 200,000
Financed payment	2,625,335
Contingent payment	951,622
Total consideration	$ 3,776,957